Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Summary of Assumptions Used in Measuring Fair Value of Financial Instruments

February 2020 Notes assumptions

2020
Embedded derivative
Closing share price	$63.81
Risk free rate	0.36%
Expected volatility	36.93%
Remaining life (years)	5.00

April 2020 Notes assumptions

2020
Embedded derivative
Closing share price	$63.81
Risk free rate	0.65%
Expected volatility	37.22%
Remaining life (years)	6.33

November 2020 Notes assumptions

2020
Embedded derivative
Closing share price	$63.81
Risk free rate	0.92%
Expected volatility	36.89%
Credit spread (basis points)	344.47

Summary of Carrying Value Held at Amortized Cost and Fair Value of Non-Current Borrowings

The carrying value held at amortized cost and fair value of the Group’s non-current borrowings is shown in the table below:

	Carrying value	Fair value
At December 31, 2020
Non-current borrowings	$635,237	$1,058,306

Summary of Categories of Financial Instruments

Details of the significant accounting policies and methods adopted (including the criteria for recognition, the basis of measurement and the bases for recognition of income and expenses) for each class of financial asset, financial liability and equity instrument are disclosed in Note 2.

Categories of financial instruments

Financial assets (in thousands)

	Amortized cost	Amortized cost
	2019	2020
Current
Trade receivables	$41,484	$49,833
Other receivables	120,450	123,492
Cash and cash equivalents	322,429	1,573,421
Non-current
Other receivables	12,388	58,081
Total	$496,751	$1,804,827

	Fair value	Fair value
	2019	2020
Foreign currency derivatives - held at FVTPL	$587	$1,260
Foreign currency derivatives - held as cash flow hedges	2,437	28,982
Derivative financial assets	$3,024	$30,242

Financial liabilities (in thousands)

	Amortized cost	Amortized cost
	2019	2020
Trade payables	$180,270	$277,827
Other payables	11,062	16,642
Total	$191,332	$294,469

	Fair value	Fair value
	2019	2020
Foreign currency derivatives - held at FVTPL	$255	$238
Foreign currency derivatives - held as cash flow hedges	5,346	17,189
Current derivative financial liabilities	$5,601	$17,427

	Fair value	Fair value
	2019	2020
$250.0 million 5% convertible note embedded derivative - held at FVTPL	$-	$1,060,167
$400.0 million 3.75% convertible note embedded derivative - held at FVTPL	-	1,217,491
$600.0 million 0.00% convertible note embedded derivative - held at FVTPL	-	718,562
Non-current derivative financial liabilities	$-	$2,996,220

	Present value	Present value
	2019	2020
Put and call option liabilities	$62,386	$348,937
Total Put and call option liabilities	$62,386	$348,937

Summary of Notional Amounts of Outstanding Foreign Currency Derivatives	The notional amounts of the Group’s outstanding foreign currency derivatives at year end are:
	Notional	Notional
	2019	2020
Foreign currency derivatives	$621,095	$1,120,038

Financial Assets/(Liabilities) at Fair Value through Profit or Loss

	Fair value through profit or loss
	Asset		Liability
	2019	2020	2019	2020
Forward foreign exchange contracts	$587	$1,260	$255	$238
Total	$587	$1,260	$255	$238

	Cashflow hedges
	Asset		Liability
	2019	2020	2019	2020
Forward foreign exchange contracts	$2,437	$28,982	$5,346	$17,189
Total	$2,437	$28,982	$5,346	$17,189

Summary of Analyses Group's Financial Liabilities into Groupings of Remaining Period from Reporting Date to Contractual Maturity Date

The table below (in thousands) analyses the Group’s financial liabilities into relevant groupings based on the remaining period from the reporting date to the contractual maturity date. Amounts due within twelve months equal their carrying balances, as the impact of discounting is not significant.

	Less than one year	Less than one year
	2019	2020
Trade and other payables	$191,332	$294,469
Put and call option liabilities	1,118	-
Total current	$192,450	$294,469

	More than one year	More than one year
	2019	2020
Put and call option liabilities	$61,268	$348,937
Borrowings	-	635,237
Total non-current	$61,268	$984,174

Summary of Non-derivative Financial Liabilities and Net Settled Derivative Financial Instruments Into Relevant Maturity Groupings

The following table analyses the Group’s non-derivative financial liabilities and net settled derivative financial instruments into relevant maturity groupings, based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contracted undiscounted cash flows and may therefore not reconcile to the amounts disclosed on the balance sheet for borrowings and derivative financial instruments.

	Less than twelve months	Between one and three years	Between three and five years	More than five years
At December 31, 2020
Non derivative financial liabilities
Convertible bonds - $250.0 million	$12,500	$25,000	$275,000	$-
Convertible bonds - $400.0 million	15,000	30,000	30,000	422,500
Convertible bonds - $600.0 million	-	-	-	600,000
Put and call option liabilities	-	348,937	-	-
Obligations under leases	33,703	61,296	50,800	61,430
Trade and other payables	371,289	-	-	-
Net settled derivatives
Financial liabilities	1,900	-	-	-
Gross settled derivatives
Financial assets	30,242	-	-	-
Financial liabilities	15,527	-	-	-

	Less than twelve months	Between one and three years	Between three and five years	More than five years
At December 31, 2019
Non derivative financial liabilities
Put and call option liabilities	$1,118	$61,268	$-	$-
Obligations under leases	24,065	44,282	34,705	37,216
Trade and other payables	204,073	-	-	-
Gross settled derivatives
Financial assets	3,024	-	-	-
Financial liabilities	5,601	-	-	-

Schedule of Capital Structure

	2019	2020
Total borrowings	$119,318	$3,822,860
Less: cash and cash equivalents	(322,429)	(1,573,421)
Net (cash)/debt	(203,111)	2,249,439
Total equity/(deficit)	1,337,832	(1,676,090)
Total	$1,134,721	$573,349

Summary of Movements in Financing Liabilities	The table below reconciles the movements in our financing liabilities during the year:
			Non-cash movements
	As at December 31, 2019	Cash movement	Bifurcation of embedded derivative	Foreign exchange movement	Finance costs	Fair value changes & other	As at December 31, 2020
Borrowings - leases	$119,318	$(25,808)	$-	$4,539	$6,757	$86,597	$191,403
Non-current borrowings - convertible notes	-	1,223,042	(641,448)	-	59,299	(5,655)	635,237
Borrowings-related derivative financial instruments	-	-	641,448	-	-	2,354,772	2,996,220
Financing liabilities	$119,318	$1,197,234	$-	$4,539	$66,056	$2,435,714	$3,822,860

Schedule of Foreign Exchange Rate Sensitivity Analysis

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2019	2020
10% appreciation of United States dollars	$(21,661)	$24,118
10% depreciation of United States dollars	$26,475	$(29,478)

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2019	2020
10% appreciation of GBP	$18,747	$(21,372)
10% depreciation of GBP	$(15,338)	$17,486

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2019	2020
10% appreciation of EUR	$(2,791)	$(17,234)
10% depreciation of EUR	$2,284	$14,101